Financial Risk Management - Market Risk - Equity and equity-related holdings (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 20, 2024	Dec. 19, 2024	Nov. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management.
Investments in associates, at fair value				$ 8,144.8	$ 7,553.2
Net gains (losses) on investments				1,067.2	$ 1,949.5
Peak Achievement Athletics
Financial Risk Management.
Proportion of ownership interest in subsidiary					42.60%
Gain on remeasurement of previously held equity interest	$ 203.4
Peak Achievement Athletics
Financial Risk Management.
Ownership percentage	100.00%	42.60%
Gain on remeasurement of previously held equity interest	$ 203.4
Common stocks
Financial Risk Management.
Net gains (losses) on investments				296.8	$ 464.4
Bonds and preferred stocks - convertible
Financial Risk Management.
Net gains (losses) on investments				14.6	77.1
Equity price risk
Financial Risk Management.
Investments in associates, at fair value				9,997.9	9,496.6
Exposure/Notional amount				20,347.3	19,288.6
Carrying value				16,855.0	15,963.6
Net gains (losses) on investments				1,859.0	1,217.6
Equity price risk | Stelco
Financial Risk Management.
Aggregate consideration received			$ 638.1
Gain on sale of associate			$ 343.7
Equity price risk | Common stocks
Financial Risk Management.
Exposure/Notional amount				7,487.8	7,317.8
Carrying value				7,487.8	7,317.8
Net gains (losses) on investments				296.8	464.4
Equity price risk | Bonds and preferred stocks - convertible
Financial Risk Management.
Exposure/Notional amount				273.6	414.0
Carrying value				273.6	414.0
Net gains (losses) on investments				14.6	77.1
Equity price risk | Investments in associates
Financial Risk Management.
Exposure/Notional amount				9,997.9	9,496.6
Carrying value				7,972.8	7,668.6
Net gains (losses) on investments				575.5	322.0
Equity price risk | Equity derivatives
Financial Risk Management.
Exposure/Notional amount				2,588.0	2,060.2
Carrying value				1,120.8	563.2
Net gains (losses) on investments				939.3	357.2
Equity price risk | Long equity total return swaps on Fairfax subordinate voting shares
Financial Risk Management.
Net gains (losses) on investments				1,033.5	624.8
Equity price risk | Other
Financial Risk Management.
Net gains (losses) on investments				$ 32.8	$ (3.1)